Investment in Equity Investees - Schedule of Equity Method Investments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Equity Method Investments [Line Items]
Investment in equity investees	$ 4,550,000	$ 4,550,000
Carlico [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity investees	4,550,000	4,550,000
RGSB [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity investees